Trade receivables, reseller financing and other receivables	12 Months Ended
Dec. 31, 2022
Trade receivables, reseller financing and other receivables
Trade receivables, reseller financing and other receivables
6 Trade receivables, reseller financing and other receivables

a. Trade receivables

The breakdown of trade receivables is as follows:

	12/31/2022	12/31/2021
Domestic customers	4,527,167	3,805,756
Domestic customers - related parties (see note 9.a.2)	64	57
Foreign customers	3,401	3,137
Foreign customers - related parties (see note 9.a.2)	2,695	4,400
	4,533,327	3,813,350
(-) Loss allowance for expected credit losses	(322,753)	(374,355)
Total	4,210,574	3,438,995
Current	4,149,111	3,375,246
Non-current	61,463	63,749

The breakdown of trade receivables, gross of allowance for expected credit losses, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2022	4,533,327	3,930,178	20,873	18,741	21,482	46,586	495,467
12/31/2021	3,813,350	3,131,528	90,024	33,255	24,804	23,903	509,836

The breakdown of the allowance for expected credit losses is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2022	322,753	21,425	1,747	1,384	4,913	15,222	278,062
12/31/2021	374,355	21,962	1,595	3,049	2,761	14,926	330,062

Movements in the allowance for expected credit losses are as follows:

Balance as of December 31, 2019	404,886
Additions	194,220
Reversals	(203,994)
Write-offs	(13,016)
Balance as of December 31, 2020	382,096
Additions	177,872
Reversals	(150,160)
Write-offs	(18,646)
Reclassification to assets held for sale	(16,807)
Balance as of December 31, 2021	374,355
Additions	143,828
Reversals	(130,385)
Write-offs	(65,045)
Balance as of December 31, 2022	322,753

For further information on the allowance for expected credit losses, see Note 31.d.3.

b. Reseller financing

The breakdown of reseller financing is comprised as follows:

	12/31/2022	12/31/2021
Reseller financing – Ipiranga	1,234,634	1,183,312
(-) Allowance for expected credit losses	(173,287)	(185,278)
	1,061,347	998,034
Current	559,825	582,562
Non-current	501,522	415,472

The breakdown of reseller financing, gross of allowance for expected credit losses, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2022	1,234,634	826,210	8,944	3,892	11,040	11,943	372,605
12/31/2021	1,183,312	770,008	19,260	24,290	14,373	26,685	328,696

The breakdown of the loss allowance for expected credit losses is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2022	173,287	1,327	483	1,132	3,704	4,937	161,704
12/31/2021	185,278	1,514	6,410	8,697	6,255	9,892	152,510

Movements in the allowance for expected credit losses are as follows:

Balance as of December 31, 2019	156,006
Additions	74,745
Reversals	(29,791)
Write-offs	(3,949)
Balance as of December 31, 2020	197,011
Additions	65,536
Reversals	(68,982)
Write-offs	(8,287)
Balance as of December 31, 2021	185,278
Additions	45,987
Reversals	(52,695)
Write-offs	(5,283)
Balance as of December 31, 2022	173,287

For further information on the allowance for expected credit losses, see Note 31.d.3.

c. Trade receivables - sale of subsidiaries

The breakdown of other receivables is comprised as follows:

12/31/2022
Sale of subsidiary Oxiteno:
Receivables from sale of investments (i)	782,655
(-) Adjustment to present value - sale of investments (ii)	(55,598)
Sale of subsidiary Extrafarma:
Receivables from sale of investments (iii)	369,508
1,096,565
Current	184,754
Non-current	911,811

(i) Refers to the final installment of the sale of Oxiteno, in amount of USD 150 million, due in 2024. In May 2022, the Company made an onerous assignment, without right of recourse and co-obligation, of the receivable from the sale of Oxiteno to Ultrapar International.

(ii) The consideration for the sale of Oxiteno was recognized at present value using a discount rate of 6.1741%. The amount as of December 31 includes present value realization and exchange variation of the transaction closing date until December 31, 2022.

(iii) Refer to the sale of Extrafarma, which will be paid in two installments of R$ 184,754, maturing in August 2023 and August 2024, monetarily adjusted by the DI rate + 0.5% p.a. In December 2022, the subsidiary IPP made an onerous assignment, without right of recourse and co-obligation, of the receivable from the sale of Extrafarma to the Company.